Eaton Vance

Municipal Income Trust

February 28, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 3.1%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.9%
Boston Medical Center Corp., 4.581%, 7/1/47	$835	$935,953
CommonSpirit Health, 3.347%, 10/1/29	1,930	2,086,167
Montefiore Obligated Group, 4.287%, 9/1/50	6,945	7,442,317

		$10,464,437

Insured-Hospital — 0.5%
Toledo Hospital, (AGM), 5.75%, 11/15/38	$2,410	$2,901,991

		$2,901,991

Other — 0.7%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$4,165,457

		$4,165,457

Total Corporate Bonds & Notes — 3.1% (identified cost $15,971,428)		$17,531,885

Tax-Exempt Municipal Obligations — 141.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.1%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$1,000	$1,412,010
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	380	484,412
Texas Water Development Board, 4.00%, 10/15/37(2)	8,125	9,667,369

		$11,563,791

Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(4)	$630	$157,552

		$157,552

Education — 10.1%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(1)	$1,115	$1,239,278
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	430	441,872
California State University, 5.00%, 11/1/41(2)	13,000	15,383,420
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	350	388,539
5.375%, 6/15/48(1)	655	716,157
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%, 8/1/55	325	375,889

Security	Principal Amount (000’s omitted)	Value
District of Columbia, (District of Columbia International School):
5.00%, 7/1/39	$425	$494,292
5.00%, 7/1/49	390	443,621
District of Columbia, (KIPP DC):
4.00%, 7/1/39	240	266,107
4.00%, 7/1/44	230	252,549
4.00%, 7/1/49	335	366,162
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/56(1)	2,165	2,358,378
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	250	282,593
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(2)	950	1,141,710
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	5,580	7,514,307
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	851,320
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/37	1,000	1,145,350
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(2)	3,000	3,565,410
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,320,830
New Jersey Educational Facilities Authority, (Princeton University):
5.00%, 7/1/29(2)	2,825	3,550,742
5.00%, 7/1/31(2)	1,875	2,342,756
Pennsylvania State University, 5.00%, 9/1/42(2)	3,250	3,959,182
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(1)	755	870,341
5.00%, 4/1/50(1)	380	430,639
5.50%, 4/1/32	165	171,628
5.75%, 4/1/42	415	430,729
Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(2)	2,525	3,097,594
University of Michigan, 5.00%, 4/1/48(2)	1,500	1,824,960

		$56,226,355

Electric Utilities — 3.1%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	$3,040	$3,240,974
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(2)	9,000	9,991,890
Michigan Public Power Agency, 5.00%, 1/1/43	775	799,382
New York Power Authority, 4.00%, 11/15/60	3,000	3,408,120

		$17,440,366

Escrowed/Prerefunded — 5.4%
Apollo Career Center Joint Vocational School District, OH, Prerefunded to 12/1/21, 5.25%, 12/1/33	$335	$347,831
California Health Facilities Financing Authority, (Sutter Health Obligation Group), Prerefunded to 8/15/23, 5.00%, 8/15/52(2)	10,000	11,160,800
Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.25%, 7/1/39	1,860	1,986,554
Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/41	5,480	5,572,886
Hancock County, OH, (Blanchard Valley Regional Health Center), Prerefunded to 6/1/21, 6.25%, 12/1/34	750	761,130
Jenison Public Schools, MI:
Prerefunded to 5/1/21, 5.00%, 5/1/28	500	503,995
Prerefunded to 5/1/21, 5.00%, 5/1/30	500	503,995
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	100	110,984
Lansing Board of Water and Light, MI, Prerefunded to 7/1/21, 5.50%, 7/1/41	500	508,885
Massachusetts Development Finance Agency, (UMass Memorial), Prerefunded to 7/1/21, 5.50%, 7/1/31	525	534,329

Security	Principal Amount (000’s omitted)	Value
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), Prerefunded to 7/1/22, 5.00%, 7/1/44	$1,250	$1,329,162
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	250	264,358
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	205	228,651
Savannah Economic Development Authority, GA, (Marshes Skidaway), Prerefunded to 1/1/24, 7.125%, 1/1/38	4,960	5,876,211
Walled Lake Consolidated School District, MI, Prerefunded to 11/1/23, 5.00%, 5/1/34	365	410,585

		$30,100,356

General Obligations — 20.9%
Allegheny County, PA, 5.00%, 11/1/43(2)	$2,875	$3,536,940
Boston, MA, 5.00%, 5/1/38(2)	3,000	3,724,500
Chicago Board of Education, IL, 5.00%, 12/1/42	8,160	8,530,954
Chicago, IL:
5.00%, 1/1/44	1,000	1,135,140
5.75%, 1/1/33	1,500	1,772,655
Cleveland, OH, 5.00%, 12/1/43(2)	2,775	3,366,047
Danvers, MA, 5.25%, 7/1/36	885	899,187
Detroit, MI:
5.50%, 4/1/33	470	585,413
5.50%, 4/1/34	330	409,669
5.50%, 4/1/37	465	571,067
5.50%, 4/1/39	645	788,106
Forest Hills Local School District, OH, 5.00%, 12/1/46(2)	2,775	3,158,810
Frisco Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/21, 5.00%, 8/15/37(2)	9,000	9,198,720
Illinois:
5.00%, 11/1/23	1,000	1,092,930
5.00%, 5/1/33	5,000	5,392,100
5.00%, 5/1/35	1,415	1,521,733
5.00%, 12/1/42	3,020	3,381,977
5.50%, 5/1/39	290	352,367
5.75%, 5/1/45	295	360,729
Jackson Public Schools, MI, 5.00%, 5/1/48(2)	2,850	3,389,391
Kent County, MI, (AMT), 5.00%, 1/1/28	1,000	1,014,900
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	17,900	8,320,994
Massachusetts, 5.00%, 9/1/38(2)	14,500	18,199,530
Monmouth County Improvement Authority, NJ:
5.00%, 1/15/28	340	341,197
5.00%, 1/15/30	340	341,190
Ohio, 5.00%, 2/1/37(2)	2,775	3,290,290
Pennsylvania, 5.00%, 3/1/32(2)	2,250	2,798,347
Peters Township School District, PA, 5.00%, 9/1/40(2)	2,750	3,372,847
Shoreline School District No. 412, WA, 4.00%, 6/1/38(2)	7,200	8,429,616
State College Area School District, PA, 5.00%, 5/15/44(2)	3,100	3,775,831
Trenton Public Schools, MI, 5.00%, 5/1/42(2)	2,850	3,418,689
Upper Arlington City School District, OH, 5.00%, 12/1/48(2)	2,775	3,318,345
Will County, IL, Prerefunded to 11/15/25, 5.00%, 11/15/45(2)	5,625	6,773,850
Winchester, MA, 5.00%, 4/15/36	245	246,348

		$116,810,409

Security	Principal Amount (000’s omitted)	Value
Hospital — 15.5%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(2)	$1,000	$1,114,070
Butler County, OH, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	502,045
California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(2)	6,800	7,679,240
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	1,985	2,111,901
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,185	1,315,077
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	2,125	2,442,369
Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	310	320,822
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(2)	2,800	3,330,992
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	276,145
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	1,665	1,867,980
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/45	250	280,753
Massachusetts Development Finance Agency, (Atrius Health):
4.00%, 6/1/49	735	800,555
5.00%, 6/1/39	610	733,068
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/46(2)	10,000	11,300,400
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/47(2)	3,550	4,207,957
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	30	30,399
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	2,460	2,750,723
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(2)	2,850	3,422,052
Middleburg Heights, OH, (Southwest General Health Center):
5.25%, 8/1/36	500	510,610
5.25%, 8/1/41	800	816,976
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	100	100,290
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	45	49,802
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(2)	3,425	4,028,690
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/45	1,595	1,748,407
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/36(1)	800	911,992
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.):
5.00%, 1/15/27	565	609,477
5.00%, 1/15/29	165	177,165
Oklahoma Development Finance Authority, (OU Medicine):
5.00%, 8/15/38	425	496,795
5.25%, 8/15/43	4,770	5,566,208
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(2)	5,250	5,894,332
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group):
5.00%, 12/1/43	875	925,523
5.50%, 12/1/43	750	813,285
Tampa, FL, (BayCare Health System), 4.00%, 11/15/46(2)	10,000	10,887,800
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(2)	6,200	7,265,656
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	1,000	1,112,850

		$86,402,406

Security	Principal Amount (000’s omitted)	Value
Housing — 0.3%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	$175	$178,427
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/50	725	853,194
Ohio Housing Finance Agency, (GNMA, FNMA, FHLMC), 3.80%, 9/1/38	650	689,663
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	179,978

		$1,901,262

Industrial Development Revenue — 5.6%
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	$373	$375,364
Cleveland, OH, (Continental Airlines), (AMT), 5.375%, 9/15/27	555	556,332
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,075	1,216,233
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	1,580	1,650,026
(AMT), 4.875%, 11/1/42(1)	1,740	1,826,878
New Jersey Economic Development Authority, (Continental Airlines):
(AMT), 5.125%, 9/15/23	40	42,487
(AMT), 5.25%, 9/15/29	4,815	5,117,623
(AMT), 5.50%, 6/1/33	750	816,105
(AMT), 5.625%, 11/15/30	2,720	3,040,389
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	6,845	7,844,370
(AMT), 5.00%, 10/1/40	3,295	4,005,369
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,000	1,311,980
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	1,525	1,675,822
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.):
4.50%, 5/1/32(1)	775	862,753
5.25%, 5/1/44(1)	690	785,572
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	300	341,157

		$31,468,460

Insured-Education — 0.6%
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$1,000	$1,460,460
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)	1,365	1,908,980

		$3,369,440

Insured-Electric Utilities — 1.8%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$710	$644,687
(NPFG), 0.00%, 11/15/38	2,000	1,229,960
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/25	815	781,031
(NPFG), 0.00%, 2/15/26	3,000	2,823,030
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/26	305	332,154
(NPFG), 5.25%, 7/1/29	1,515	1,670,378
(NPFG), 5.25%, 7/1/32	250	280,828

Security	Principal Amount (000’s omitted)	Value
(NPFG), 5.25%, 7/1/34	$1,445	$1,636,983
(NPFG), 5.25%, 7/1/35	595	676,634

		$10,075,685

Insured-Escrowed/Prerefunded — 0.6%
Bay City Brownfield Redevelopment Authority, MI, (BAM), Prerefunded to 10/1/23, 5.375%, 10/1/38	$500	$565,315
Cleveland, OH, Airport System Revenue, (AGM), Prerefunded to 1/1/22, 5.00%, 1/1/30	600	624,042
Hartland Consolidated Schools, MI, (AGM), Prerefunded to 5/1/21, 5.25%, 5/1/29	1,000	1,008,230
Livonia Public Schools, MI, (AGM), Prerefunded to 5/1/23, 5.00%, 5/1/43	910	1,002,592

		$3,200,179

Insured-General Obligations — 0.8%
Canal Winchester Local School District, OH, (NPFG), 0.00%, 12/1/30	$2,455	$2,063,182
Detroit School District, MI, (AGM), 5.25%, 5/1/32	300	398,823
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,000	1,366,210
Westland Tax Increment Finance Authority, MI, (BAM), 5.25%, 4/1/34	500	548,950

		$4,377,165

Insured-Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$293,645

		$293,645

Insured-Lease Revenue/Certificates of Participation — 0.2%
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$1,000	$1,274,940

		$1,274,940

Insured-Other Revenue — 1.1%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$4,210	$2,449,041
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	590	894,700
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGM), 3.00%, 3/1/36	780	832,377
(AGM), 3.00%, 3/1/49	1,825	1,884,842

		$6,060,960

Insured-Special Tax Revenue — 3.7%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/25	$5,250	$4,955,475
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,281,410
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	20,700	11,869,173
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	760	705,690
(AGC), 0.00%, 7/1/27	2,020	1,829,252

		$20,641,000

Insured-Transportation — 6.3%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$9,537,306
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	935	1,013,054

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (The Goethals Bridge Replacement):
(AGM), (AMT), 5.00%, 1/1/31	$850	$952,510
(AGM), (AMT), 5.125%, 1/1/39	1,500	1,666,500
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	2,097,408
New York Thruway Authority, (AGM), 3.00%, 1/1/46	2,555	2,633,055
Ohio Turnpike Commission:
(NPFG), 5.50%, 2/15/24	1,000	1,100,710
(NPFG), 5.50%, 2/15/26	1,000	1,208,690
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,500	3,289,975
Philadelphia Parking Authority, PA, (AMBAC), 5.25%, 2/15/29	1,005	1,008,829
Puerto Rico Highway and Transportation Authority:
(AGC), 5.25%, 7/1/41	5,425	6,815,699
(AGM), 5.50%, 7/1/31	2,370	2,946,408
(AMBAC), 5.25%, 7/1/38	590	671,508

		$34,941,652

Insured-Water and Sewer — 6.3%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(2)	$17,985	$21,802,316
Jefferson County, AL, Sewer Revenue:
(AGM), 0.00%, 10/1/34	6,000	2,956,620
(AGM), 0.00%, 10/1/35	6,680	3,081,685
(AGM), 0.00%, 10/1/36	7,000	3,023,230
(AGM), 5.00%, 10/1/44	3,750	4,150,125

		$35,013,976

Lease Revenue/Certificates of Participation — 0.7%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$615	$617,454
Michigan State Building Authority, 5.00%, 10/15/51(2)	2,850	3,340,114

		$3,957,568

Other Revenue — 0.6%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	$1,925	$346,500
Kalispel Tribe of Indians, WA, 5.25%, 1/1/38(1)	485	550,004
Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	700	814,527
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	890	1,015,704
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	735	736,007

		$3,462,742

Senior Living/Life Care — 6.3%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	$215	$229,902
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	265	275,468
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	650	707,824
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	1,055	1,203,512
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	725	792,265
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 5.00%, 11/15/44	1,750	2,021,600
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(6)	3,109	839,338
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	775	853,290
5.00%, 11/15/38(1)	545	593,778
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	310	339,258
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/38	3,715	3,931,176

Security	Principal Amount (000’s omitted)	Value
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	$1,480	$1,580,166
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	780	782,293
5.625%, 7/1/46(1)	465	472,068
5.75%, 7/1/54(1)	1,270	1,296,505
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey):
4.50%, 7/1/38	700	719,775
5.00%, 7/1/29	215	232,211
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/32	200	229,390
5.00%, 7/1/33	125	142,894
5.00%, 7/1/34	130	148,048
5.00%, 7/1/39	425	478,992
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	1,255	1,433,110
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton):
7.25%, 6/1/39	740	797,972
7.50%, 6/1/49	3,650	3,940,941
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	775	807,410
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	2,665	2,979,257
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	4,250	4,616,222
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
6.00%, 12/1/32	335	341,328
6.25%, 12/1/42	985	1,002,326
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	298,103
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/39(1)	750	829,935

		$34,916,357

Special Tax Revenue — 17.5%
Cleveland, OH, Income Tax Revenue:
5.00%, 10/1/39(2)	$550	$662,865
5.00%, 10/1/43(2)	2,200	2,627,152
Franklin County, OH, Sales Tax Revenue:
5.00%, 6/1/38(2)	1,400	1,725,220
5.00%, 6/1/43(2)	1,400	1,705,186
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	275	294,058
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(2)	4,100	4,912,415
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(2)	3,000	3,714,390
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(5)	90	0
5.35%, 5/1/38(5)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	135	136,147
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	3,090	3,508,540
4.00%, 8/1/39(2)	6,500	7,218,510
5.00%, 8/1/39(2)	12,400	14,083,176
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34(2)	10,000	11,695,700
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(2)	14,100	16,921,410

Security	Principal Amount (000’s omitted)	Value
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(2)	$5,600	$6,312,992
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(2)	3,250	4,060,842
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	147	138,342
0.00%, 7/1/27	251	220,953
0.00%, 7/1/29	246	203,528
0.00%, 7/1/31	316	242,653
0.00%, 7/1/33	357	253,838
0.00%, 7/1/46	3,403	1,046,218
0.00%, 7/1/51	2,773	610,531
4.329%, 7/1/40	1,347	1,448,901
4.50%, 7/1/34	238	259,756
4.536%, 7/1/53	36	38,795
4.55%, 7/1/40	132	143,887
4.75%, 7/1/53	972	1,060,870
4.784%, 7/1/58	538	588,341
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	223	189,049
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	165	129,781
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	552	331,064
Texas Transportation Commission, Prerefunded to 4/1/24, 5.00%, 4/1/33(2)	10,000	11,420,200

		$97,905,310

Student Loan — 0.1%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	$740	$768,964

		$768,964

Transportation — 20.0%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$1,000	$1,121,900
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/44(2)	4,275	4,826,047
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey:
5.00%, 7/1/37(2)	1,825	2,220,897
5.00%, 7/1/47(2)	6,525	7,781,258
Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(1)	5,070	4,921,449
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/43(2)	8,850	10,497,339
Illinois Toll Highway Authority, 4.00%, 1/1/44(2)	8,000	9,045,760
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	3,000	3,603,300
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/47	750	834,690
New Jersey Economic Development Authority, (Transit Transportation Project):
4.00%, 11/1/38	750	828,922
4.00%, 11/1/39	750	826,942
5.00%, 11/1/44	11,000	12,928,520
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/44	2,060	2,401,816
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,100	1,113,948
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(2)	7,880	8,133,657
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/41	1,255	1,405,487
(AMT), 5.00%, 7/1/46	1,230	1,369,384
(AMT), 5.25%, 1/1/50	1,055	1,182,655

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	$3,860	$4,103,566
Port Authority of New York and New Jersey:
5.00%, 10/15/42(2)	6,250	7,423,562
(AMT), 4.00%, 9/1/33(2)	7,200	7,829,352
(AMT), 4.50%, 4/1/37(2)	8,500	8,766,050
Port of New Orleans, LA, (AMT), 5.00%, 4/1/40	2,115	2,595,042
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/37	160	182,634
4.00%, 12/31/38	295	335,719
4.00%, 12/31/39	155	175,984
5.00%, 12/31/35	205	255,981
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	2,720	3,232,693
Texas Transportation Commission, 0.00%, 8/1/37	725	398,221
Texas Transportation Commission, (Central Texas Turnpike System):
0.00%, 8/1/39	750	369,503
5.00%, 8/15/42	640	710,176

		$111,422,454

Water and Sewer — 11.9%
Atlanta, GA, Water and Wastewater Revenue:
5.00%, 11/1/40(2)	$10,000	$11,583,600
5.00%, 11/1/43(2)	6,250	7,612,937
5.00%, 11/1/47(2)	14,100	17,086,239
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/43(2)	9,550	11,201,768
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/48(2)	2,500	2,984,800
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40(2)	3,000	3,583,890
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	4,130	4,700,601
Port Huron, MI, Water Supply System, 5.25%, 10/1/31	250	256,978
Sussex County Municipal Utilities Authority, NJ, 0.00%, 12/1/36	1,250	813,362
Texas Water Development Board, 4.00%, 10/15/47(2)	5,500	6,321,260

		$66,145,435

Total Tax-Exempt Municipal Obligations — 141.6% (identified cost $717,018,205)		$789,898,429

Taxable Municipal Obligations — 5.0%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(4)	$213	$53,137

		$53,137

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 0.5%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$2,394	$3,021,731

		$3,021,731

General Obligations — 2.2%
Atlantic City, NJ, 7.50%, 3/1/40	$6,880	$9,577,235
Chicago, IL, 7.75%, 1/1/42	2,424	2,694,785

		$12,272,020

Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$6,706,260

		$6,706,260

Insured-Housing — 0.5%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$2,745	$2,815,382

		$2,815,382

Insured-Transportation — 0.3%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/32	$1,285	$894,990
(AMBAC), 0.00%, 10/1/33	1,000	667,690

		$1,562,680

Student Loan — 0.1%
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$330	$360,565

		$360,565

Transportation — 0.2%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(7)	$750	$896,948

		$896,948

Total Taxable Municipal Obligations — 5.0% (identified cost $22,936,493)		$27,688,723

Total Investments — 149.7% (identified cost $755,926,126)		$835,119,037

Other Assets, Less Liabilities — (49.7)%		$(277,198,100)

Net Assets — 100.0%		$557,920,937

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At February 28, 2021, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	16.0%
Others, representing less than 10% individually	84.0%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2021, 15.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 7.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2021, the aggregate value of these securities is $32,625,381 or 5.8% of the Fund’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Amount is less than 0.05%.

(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(5)	Issuer is in default with respect to interest and/or principal payments.

(6)	Security is in default and making only partial interest payments.

(7)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

The Trust did not have any open derivative instruments at February 28, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2021, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$17,531,885	$—	$17,531,885
Tax-Exempt Municipal Obligations	—	789,898,429	—	789,898,429
Taxable Municipal Obligations	—	27,688,723	—	27,688,723
Total Investments	$—	$835,119,037	$—	$835,119,037

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.